Schedule of financial investment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	[1]	R$ 2,644,732	R$ 3,783,362
NonCurrent	[1]	147,671	123,409
Investment [Member]
IfrsStatementLineItems [Line Items]
Current	[2]	261,673	478,253
NonCurrent	[2]	15,148
Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Current	[3]	2,383,059	3,305,109
NonCurrent	[3]	R$ 132,523	R$ 123,409

[1]	onds
[2]	These are restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.
[3]	art of the shares guarantees a portion of the Company's debt